Commitments and Contingencies - Schedule of fair value of the representatives shares (Q1) (Details) - $ / shares	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 22, 2021
Input
Risk-free interest rate	4.76%	1.37%	4.74%
Expected term (years)	9 months 18 days	6 years 3 months	10 months 24 days
Expected volatility	8.40%	10.80%	7.70%
Stock price	$ 18		$ 18
Fair value of Representative's Shares			$ 11.5	$ 10.1
Monte Carlo simulation [Member]
Input
Risk-free interest rate			0.76%	0.76%
Expected term (years)			2 years 3 months 7 days	2 years 3 months 7 days
Expected volatility			11.40%	11.40%
Stock price			$ 10	$ 10
Fair value of Representative's Shares			$ 7.93	$ 7.93